Summary of Significant Accounting Policies (Details 3) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Carried at (amortized) cost:
Corporate debt securities	$ 5,482,099	$ 5,587,984
Related party investment -wealth management product	2,524,197	3,378,706
Fair Value, Inputs, Level 1 [Member]
Carried at (amortized) cost:
Corporate debt securities
Related party investment -wealth management product
Fair Value, Inputs, Level 2 [Member]
Carried at (amortized) cost:
Corporate debt securities
Related party investment -wealth management product
Fair Value, Inputs, Level 3 [Member]
Carried at (amortized) cost:
Corporate debt securities	5,482,099	5,587,984
Related party investment -wealth management product	$ 2,524,197	$ 3,378,706